Income Taxes (Tables)	12 Months Ended
Mar. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of income tax expenses
	For the years ended March 31,
	2020	2019	2018
Current income tax provision	-	$259,955	$445,954
Deferred income tax provision	(101,722)	(7,723)	(5,851)
Total income tax expense (benefit)	(101,722)	$252,232	$440,103

Schedule of income from operations before income taxes
	For the years ended March 31,
	2020	2019	2018

Income (Loss) before income taxes	(10,389,594)	$1,791,459	$1,627,684
Income tax expense (benefit) at the PRC statutory rate	(1,558,439)	268,719	406,921
Non-deductible expenses	1,598,226	20,334	39,033
Deductible research and development expenses	(39,787)	(29,098)	-
Deferred income tax provision	(101,722)	(7,723)	(5,851)
Total	(101,722)	$252,232	$440,103

Schedule of deferred income tax assets and liabilities
	As of March 31,
	2020	2019

Tax loss carry forward	$90,434	$-
Allowance for doubtful account	15,598	10,038
Impairment provision for inventory	6,807	3,466
Total	$112,839	$13,504